Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 13, 2014	Jun. 28, 2013
Document And Entity Information
Entity Registrant Name	Mobiquity Technologies, Inc.
Entity Central Index Key	0001084267
Document Type	S-1
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		59,506,582
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Public Float			$ 16,200,000